Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current and non-current non-financial assets
Schedule of other current and non-current non-financial assets

As of December 31, 2022, and 2021, the detail of “Other Current and Non-current Assets” is as follows:

	As of	As of
	December 31,	December 31,
Other non-financial assets, current	2022	2021
	ThUS$	ThUS$
Domestic Value Added Tax	81,361	26,356
Foreign Value Added Tax	66,926	14,395
Prepaid mining licenses	1,122	1,233
Prepaid insurance	33,896	20,443
Other prepayments	1,230	659
Refund of Value Added Tax to exporters	3,020	—
Other taxes	7,512	6,030
Other assets	1,268	754
Total	196,335	69,870

	As of	As of
	December 31,	December 31,
Other non-financial assets, non-current	2022	2021
	ThUS$	ThUS$
Exploration and evaluation expenses	44,023	26,752
Guarantee deposits	717	622
Other assets	7,656	6,113
Total	52,396	33,487

Schedule of changes in assets for exploration and mineral resource evaluation

Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2022, and 2021:

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	26,752	17,883	18,654
Change in assets for exploration and evaluation of mineral resources
Additions	11,341	8,071	—
Short term reclassifications	(465)	83	(526)
Increase (decrease) due to transfers and other charges	6,395	715	(245)
Total changes	17,271	8,869	(771)
Total	44,023	26,752	17,883

Schedule of exploration and evaluation explanatory

	As of	As of
	December 31,	December 31,
Explorations in execution	2022	2021
	ThUS$	ThUS$
Chile	3,699	1,000
Total	3,699	1,000

Schedule of detailed information about conciliation of explorations in execution

	As of	As of
	December 31,	December 31,
Conciliation of explorations in execution	2022	2021
	ThUS$	ThUS$
Opening balance	1,000	2,666
Disbursements	4,227	1,736
Reclassifications	(1,528)	(3,402)
Total changes	2,699	(1,666)
Total	3,699	1,000

Schedule of detailed information about reimbursements for exploration and evaluation

		As of	As of
		December 31,	December 31,
Prospecting	Type of Exploration	2022	2021
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	36,327	18,154
Total		36,327	18,154

Schedule of detailed information about reconciliation of economically feasible metalic explorations

Economically feasible metallic explorations are those classified as advanced exploration.

	As of	As of
	December 31,	December 31,
Prospecting conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	18,154	10,872
Additions	11,341	8,071
Reclassifications from Exploration in execution – Chile	8,864	1,906
Reclassifications to Exploration in Exploitation-Chile	(2,032)	(2,695)
Total changes	18,173	7,282
Total	36,327	18,154

Schedule of detailed information about short term and long term exploitation conciliation

	As of	As of
	December 31,	December 31,
Short-Term Exploitation Conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	1,235	1,318
Amortization	—	(1,359)
Reclassifications	465	1,276
Total changes	465	(83)
Total	1,700	1,235

	As of	As of
	December 31,	December 31,
Long-Term Exploitation Conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	8,598	7,011
Amortization	(2,421)	—
Reclassifications	1,519	1,587
Total changes	(902)	1,587
Total	7,696	8,598